UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares	Security			Market Value
	COMMON STOCK - 78.76%
	AUTO MANUFACTURERS - 0.36%
3,700	Oshkosh Corp. *			$ 127,206

	BANKS - 3.64%
18,200	Bank of America Corp.			255,528
4,100	Goldman Sachs Group, Inc.			618,362
6,000	Royal Bank of Canada			313,620
3,300	SunTrust Banks, Inc.			85,635
				1,273,145
	BIOTECHNOLOGY - 1.76%
18,700	Dendreon Corp. *			615,417

	CHEMICALS - 5.71%
6,200	Agrium, Inc.			390,600
12,800	Monsanto Co.			740,352
6,300	Mosaic Co.			300,195
5,400	Potash Corp. of Saskatchewan, Inc.			566,298
				1,997,445
	COMMERCIAL SERVICES - 0.79%
6,000	Apollo Group, Inc. *			276,780

	COMPUTERS - 8.25%
2,800	Apple, Inc. *			720,300
6,600	Dell, Inc. *			87,384
3,000	EMC Corp. *			59,370
2,000	NetApp, Inc. *			84,600
18,800	Research In Motion Ltd. *			1,081,564
18,100	SanDisk Corp. *			790,970
4,000	STEC, Inc. *			62,400
				2,886,588
	DIVERSIFIED FINANCIAL SERVICES - 1.46%
17,500	Knight Capital Group, Inc. - Cl. A *			251,650
13,300	NASDAQ Group, Inc. *			258,951
				510,601
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.27%
3,100	American Superconductor Corp. *			93,465

	ENGINEERING & CONSTRUCTION - 2.07%
16,200	Chicago Bridge & Iron Co. *			364,662
13,200	Foster Wheeler AG *			303,864
2,400	McDermott International, Inc. *			56,424
				724,950
	ENTERTAINMENT - 0.17%
3,800	International Game Technology			57,912
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value
	FOOD - 4.80%
18,000	General Mills, Inc.			$ 615,600
5,200	Hershey Co.			244,400
23,300	Kraft Foods, Inc. - Cl. A			680,593
6,700	Safeway, Inc.			137,618
				1,678,211
	FOREST PRODUCTS & PAPER - 0.14%
2,000	International Paper Co.			48,400

	HEALTHCARE - PRODUCTS - 1.23%
6,300	Beckman Coulter, Inc.			288,729
10,000	Hologic, Inc. *			141,400
				430,129
	HEALTHCARE - SERVICES - 1.36%
1,500	Aetna, Inc.			41,775
1,900	CIGNA Corp.			58,444
12,300	UnitedHealth Group, Inc.			374,535
				474,754
	HOME FURNISHINGS - 0.20%
2,300	Sony Corp.			71,806

	INTERNET - 6.97%
9,300	Akamai Technologies, Inc. *			356,748
1,500	Amazon.com, Inc. *			176,835
12,800	Baidu, Inc.- ADR *			1,042,048
7,800	Ctrip.com International Ltd. - ADR *			314,028
1,700	Ebay, Inc. *			35,547
1,000	Google, Inc. - Cl. A *			484,850
2,100	Yahoo!, Inc. *			29,148
				2,439,204
	IRON/STEEL - 3.56%
7,700	AK Steel Holding Corp.			107,723
5,100	Cliffs Natural Resources, Inc.			288,507
7,700	Steel Dynamics, Inc.			110,264
16,700	United States Steel Corp.			740,311
				1,246,805
	LODGING - 0.81%
10,500	Las Vegas Sands Corp. *			282,030

	MACHINERY - CONSTRUCTION & MINING - 2.55%
6,200	Caterpillar, Inc.			432,450
5,900	Joy Global, Inc.			350,283
5,600	Terex Corp. *			110,544
				893,277
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value
	MACHINERY - DIVERSIFIED - 4.29%
4,000	Cummins, Inc.			$ 318,440
10,600	Deere & Co.			706,808
4,800	Flowserve Corp.			475,968
				1,501,216
	MINING - 10.37%
13,000	Agnico-Eagle Mines Ltd.			724,750
13,800	Alcoa, Inc.			154,146
7,100	Barrick Gold Corp.			291,810
25,500	Cameco Corp.			649,995
16,800	Coeur d'Alene Mines Corp. *			255,864
6,400	Freeport-McMoRan Copper & Gold			457,856
9,800	Goldcorp, Inc.			383,572
9,800	Newmont Mining Corp.			547,820
10,000	Silver Standard Resources, Inc. *			163,600
				3,629,413
	MISCELLANEOUS MANUFACTURING - 0.56%
12,200	General Electric Co.			196,664

	OIL & GAS - 6.55%
3,200	Chesapeake Energy Corp.			67,296
800	Ensco PLC			33,448
4,200	EOG Resources, Inc.			409,500
7,100	Exxon Mobil Corp.			423,728
11,100	InterOil Corp. *			666,000
3,500	Nabors Industries Ltd. *			64,435
2,400	Southwestern Energy Co. *			87,480
12,200	Suncor Energy, Inc.			401,990
8,100	Valero Energy Corp.			137,619
				2,291,496
	OIL & GAS SERVICES - 0.61%
800	Baker Hughes, Inc.			38,616
5,800	Halliburton Co.			173,304
				211,920
	PHARMACEUTICALS - 3.24%
3,000	AmerisourceBergen Corp.			89,910
12,100	AstraZeneca PLC			610,324
8,700	Bristol-Myers Squibb Co.			216,804
14,500	Pfizer, Inc.			217,500
				1,134,538
	PIPELINES - 0.38%
6,900	Williams Cos, Inc.			133,929

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value
	RETAIL - 1.08%
2,300	Home Depot, Inc.			$ 65,573
5,900	JC Penney Co., Inc.			145,317
1,500	Urban Outfitters, Inc. *			48,240
2,300	Wal-Mart Stores, Inc.			117,737
				376,867
	SEMICONDUCTORS - 4.38%
1,500	Broadcom Corp.			54,045
6,200	Cree, Inc. *			439,208
13,600	Intel Corp.			280,160
6,200	MEMC Electronic Materials, Inc. *			59,272
25,600	Rambus, Inc. *			503,040
11,500	Tessera Technologies, Inc. *			195,270
				1,530,995
	SOFTWARE - 0.71%
13,700	Electronic Arts, Inc. *			218,241
1,200	Microsoft Corp.			30,972
				249,213
	TELECOMMUNICATIONS - 0.49%
1,600	Cisco Systems, Inc. *			36,912
3,500	Corning, Inc.			63,420
5,900	Leap Wireless International, Inc. *			70,151
				170,483

	TOTAL COMMON STOCK			27,554,859
	( Cost - $26,793,373)

Contracts	PURCHASED PUT OPTIONS - 6.75%
	Aetna, Inc.
15	Expiration January 2011, Exercise Price $22.50			$ 1,515
	Agnico-Eagle Mines Ltd.
118	Expiration January 2011, Exercise Price $50.00			34,928
	Agnico-Eagle Mines Ltd.
12	Expiration January 2011, Exercise Price $55.00			6,000
	Agrium, Inc.
14	Expiration January 2011, Exercise Price $35.00			420
	Agrium, Inc.
48	Expiration January 2011, Exercise Price $60.00			24,000
	AK Steel Holding Corp.
21	Expiration January 2011, Exercise Price $17.50			9,030
	AK Steel Holding Corp.
56	Expiration January 2011, Exercise Price $20.00			35,840
	Akamai Technologies, Inc.
38	Expiration January 2011, Exercise Price $15.00			266
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $43.00			$ 43,175
	Alcoa, Inc.
51	Expiration January 2011, Exercise Price $10.00			3,978
	Alcoa, Inc.
87	Expiration January 2011, Exercise Price $12.50			17,400
	Amazon.com, Inc.
15	Expiration January 2011, Exercise Price $125.00			23,685
	American Superconductor Corp.
31	Expiration January 2011, Exercise Price $30.00			13,950
	Amerisource Bergen Corp.
30	Expiration January 2011, Exercise Price $17.50			300
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $40.00			22,500
	Apple, Inc.
26	Expiration January 2011, Exercise Price $180.00			9,126
	Apple, Inc.
2	Expiration January 2011, Exercise Price $120.00			120
	AstraZeneca PLC
121	Expiration January 2011, Exercise Price $40.00			9,075
	Baidu.com - ADR
33	Expiration January 2011, Exercise Price $66.00			16,500
	Baidu.com - ADR
60	Expiration January 2011, Exercise Price $68.00			31,800
	Baidu.com - ADR
35	Expiration January 2011, Exercise Price $67.00			16,975
	Baker Hughes, Inc.
8	Expiration January 2011, Exercise Price $30.00			480
	Bank of America Corp.
26	Expiration January 2011, Exercise Price $10.00			962
	Bank of America Corp.
156	Expiration January 2011, Exercise Price $15.00			30,108
	Barrick Gold Corp.
71	Expiration January 2011, Exercise Price $40.00			22,010
	Beckman Coulter, Inc.
63	Expiration February 2011, Exercise Price $45.00			23,310
	Bristol-Myers Squibb Co.
20	Expiration January 2011, Exercise Price $17.50			540
	Bristol-Myers Squibb Co.
67	Expiration January 2011, Exercise Price $20.00			3,886
	Broadcom Corp.
15	Expiration January 2011, Exercise Price $22.50			495
	Cameco Corp.
255	Expiration January 2011, Exercise Price $25.00			56,100
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	Caterpiller, Inc.
62	Expiration January 2011, Exercise Prices $55.00			$ 14,570
	Chesapeake Energy Corp.
32	Expiration January 2011, Exercise Price $17.50			3,168
	Chicago Bridge & Iron Co.
45	Expiration January 2011, Exercise Price $12.50			900
	Chicago Bridge & Iron Co.
117	Expiration January 2011, Exercise Price $17.50			10,530
	CIGNA Corp.
19	Expiration January 2011, Exercise Price $22.50			1,045
	Cisco Systems, Inc.
16	Expiration January 2011, Exercise Price $17.50			704
	Cliffs Natural Resources, Inc.
41	Expiration January 2011, Exercise Price $22.50			1,025
	Cliffs Natural Resources, Inc.
10	Expiration January 2011, Exercise Price $25.00			400
	Coeur d'Alene Mines Corp.
50	Expiration January 2011, Exercise Price $17.50			17,000
	Coeur d'Alene Mines Corp.
118	Expiration January 2011, Exercise Price $20.00			63,720
	Corning, Inc.
35	Expiration January 2011, Exercise Price $15.00			2,450
	Cree, Inc.
62	Expiration January 2011, Exercise Price $65.00			44,950
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $36.00			35,880
	Cummins, Inc.
40	Expiration January 2011, Exercise Price $40.00			2,000
	Deere & Company
106	Expiration January 2011, Exercise Prices $45.00			9,540
	Dell, Inc.
66	Expiration January 2011, Exercise Price $12.50			6,798
	Dendreon Corp.
13	Expiration January 2011, Exercise Price $20.00			2,223
	Dendreon Corp.
80	Expiration January 2011, Exercise Price $35.00			60,400
	Dendreon Corp.
39	Expiration January 2011, Exercise Price $39.00			39,195
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $34.00			40,975
	Ebay, Inc.
17	Expiration January 2011, Exercise Price $15.00			629
	Electronic Arts, Inc.
137	Expiration January 2011, Exercise Price $17.50			36,031
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	EMC Corp.
30	Expiration January 2011, Exercise Price $12.50			$ 450
	ENSCO International, Inc.
8	Expiration January 2011, Exercise Price $30.00			840
	EOG Resources, Inc.
42	Expiration January 2011, Exercise Price $85.00			22,680
	Exxon Mobil Corp.
71	Expiration January 2011, Exercise Price $60.00			30,530
	Flowserve Corp.
48	Expiration January 2011, Exercise Price $85.00			20,640
	Foster Wheeler AG
132	Expiration January 2011, Exercise Price $25.00			52,800
	Freeport-McMoRan Copper & Gold
49	Expiration February 2011, Exercise Price $57.50			18,375
	Freeport-McMoRan Copper & Gold
8	Expiration January 2011, Exercise Price $50.00			1,520
	Freeport-McMoRan Copper & Gold
7	Expiration January 2011, Exercise Price $55.00			1,890
	General Electric Co.
67	Expiration January 2011, Exercise Price $12.50			3,283
	General Electric Co.
55	Expiration January 2011, Exercise Price $15.00			5,885
	General Mills, Inc.
180	Expiration January 2011, Exercise Price $32.50			25,200
	Goldcorp, Inc.
38	Expiration January 2011, Exercise Price $35.00			7,410
	Goldcorp, Inc.
60	Expiration January 2011, Exercise Price $37.50			17,100
	Goldman Sachs Group, Inc.
17	Expiration January 2011, Exercise Price $140.00			15,215
	Goldman Sachs Group, Inc.
24	Expiration January 2011, Exercise Price $155.00			36,600
	Google, Inc. - Class A
10	Expiration January 2011, Exercise Price $500.00			47,450
	Halliburton Co.
15	Expiration January 2011, Exercise Price $17.50			675
	Halliburton Co.
43	Expiration January 2011, Exercise Price $22.50			5,160
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $44.00			11,960
	Hologic, Inc.
100	Expiration January 2011, Exercise Price $15.00			21,300
	Home Depot, Inc.
23	Expiration January 2011, Exercise Price $22.50			1,771
	Intel Corp.
16	Expiration January 2011, Exercise Price $15.00			624
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	Intel Corp.
120	Expiration January 2011, Exercise Price $17.50			$ 9,600
	International Game Technology
38	Expiration January 2011, Exercise Price $17.50			11,400
	International Paper Co.
20	Expiration January 2011, Exercise Price $12.50			420
	InterOil Corp.
60	Expiration January 2011, Exercise Price $60.00			63,900
	InterOil Corp.
51	Expiration January 2011, Exercise Price $65.00			69,105
	J.C. Penney, Inc.
59	Expiration January 2011, Exercise Price $30.00			38,645
	Joy Global, Inc.
34	Expiration January 2011, Exercise Price $35.00			4,420
	Joy Global, Inc.
25	Expiration January 2011, Exercise Price $45.00			6,950
	Knight Capital Group, Inc. - Cl. A
175	Expiration January 2011, Exercise Price $15.00			26,250
	Kraft Foods, Inc.
233	Expiration January 2011, Exercise Price $25.00			16,776
	Las Vegas Sands Corp.
84	Expiration January 2011, Exercise Price $12.50			3,108
	Las Vegas Sands Corp.
21	Expiration January 2011, Exercise Price $15.00			1,323
	Leap Wireless International, Inc.
59	Expiration January 2011, Exercise Price $15.00			21,535
	McDermott International, Inc.
24	Expiration January 2011, Exercise Price $17.50			1,800
	MEMC Electronic Materials, Inc.
62	Expiration January 2011, Exercise Price $15.00			35,650
	Microsoft Corp.
12	Expiration January 2011, Exercise Price $20.00			624
	Monsanto Co.
61	Expiration January 2011, Exercise Price $60.00			40,870
	Monsanto Co.
16	Expiration January 2011, Exercise Price $65.00			15,920
	Monsanto Co.
33	Expiration January 2011, Exercise Price $70.00			45,870
	Monsanto Co.
18	Expiration January 2011, Exercise Price $75.00			32,760
	Mosaic Co.
7	Expiration January 2011, Exercise Price $40.00			1,372
	Mosaic Co.
56	Expiration January 2011, Exercise Price $55.00			55,720
	Nabors Industries Ltd.
35	Expiration January 2011, Exercise Price $15.00			2,975
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	NASDAQ Group, Inc.
133	Expiration January 2011, Exercise Price $17.50			$ 11,305
	NetApp, Inc.
20	Expiration January 2011, Exercise Price $17.50			200
	Newmont Mining Corp.
7	Expiration January 2011, Exercise Price $35.00			252
	Newmont Mining Corp.
9	Expiration January 2011, Exercise Price $37.50			414
	Newmont Mining Corp.
40	Expiration January 2011, Exercise Price $45.00			5,600
	Newmont Mining Corp.
42	Expiration March 2011, Exercise Price $55.00			23,310
	Oshkosh Corp.
37	Expiration January 2011, Exercise Price $25.00			3,145
	Pfizer, Inc.
145	Expiration January 2011, Exercise Price $15.00			19,430
	Potash Corp. of Saskatchewan, Inc.
13	Expiration January 2011, Exercise Price $80.00			3,094
	Potash Corp. of Saskatchewan, Inc.
20	Expiration January 2011, Exercise Price $95.00			12,200
	Potash Corp. of Saskatchewan, Inc.
21	Expiration January 2011, Exercise Price $100.00			16,380
	Rambus, Inc.
92	Expiration January 2011, Exercise Price $15.00			9,936
	Rambus, Inc.
74	Expiration January 2011, Exercise Price $17.50			14,356
	Rambus, Inc.
90	Expiration January 2011, Exercise Price $20.00			27,900
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $55.00			8,280
	Research In Motion Ltd.
44	Expiration January 2011, Exercise Price $52.50			23,980
	Research In Motion Ltd.
33	Expiration January 2011, Exercise Price $57.50			21,780
	Research In Motion Ltd.
24	Expiration January 2011, Exercise Price $60.00			19,320
	Research In Motion Ltd.
57	Expiration January 2011, Exercise Price $65.00			63,555
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $75.00			28,275
	Royal Bank of Canada
60	Expiration January 2011, Exercise Price $50.00			18,000
	Safeway, Inc.
67	Expiration January 2011, Exercise Price $17.50			4,288
	SanDisk Corp.
20	Expiration January 2011, Exercise Price $12.50			200
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.75%
	SanDisk Corp.
63	Expiration January 2011, Exercise Price $20.00			$ 2,205
	SanDisk Corp.
98	Expiration January 2011, Exercise Price $25.00			7,644
	Silver Standard Resources, Inc.
100	Expiration January 2011, Exercise Price $20.00			42,000
	Sony Corp.
23	Expiration January 2011, Exercise Price $22.50			1,150
	Southwest Energy Co.
24	Expiration January 2011, Exercise Price $35.00			7,680
	STEC, Inc.
40	Expiration January 2011, Exercise Price $22.50			30,800
	Steel Dynamics, Inc.
77	Expiration January 2011, Exercise Price $15.00			15,400
	Suncor Energy, Inc.
122	Expiration January 2011, Exercise Price $30.00			23,790
	SunTrust Banks, Inc.
33	Expiration January 2011, Exercise Price $17.50			2,376
	Terex Corp.
56	Expiration January 2011, Exercise Price $15.00			5,600
	Tessera Technologies, Inc.
100	Expiration January 2011, Exercise Price $20.00			36,000
	Tessera Technologies, Inc.
15	Expiration January 2011, Exercise Price $22.50			8,550
	United States Steel Corp.
11	Expiration January 2011, Exercise Price $35.00			2,640
	United States Steel Corp.
47	Expiration January 2011, Exercise Price $40.00			18,612
	United States Steel Corp.
109	Expiration January 2011, Exercise Price $45.00			65,945
	UnitedHealth Group, Inc.
15	Expiration January 2011, Exercise Price $22.50			795
	UnitedHealth Group, Inc.
108	Expiration January 2011, Exercise Price $30.00			26,676
	Urban Outfitters, Inc.
15	Expiration January 2011, Exercise Price $17.50			225
	Valero Energy Corp.
55	Expiration January 2011, Exercise Price $15.00			5,720
	Valero Energy Corp.
26	Expiration January 2011, Exercise Price $17.50			5,616
	Wal-Mart Stores, Inc.
23	Expiration January 2011, Exercise Price $45.00			2,484
	Williams Co., Inc.
69	Expiration January 2011, Exercise Price $15.00			4,140
	Yahoo!, Inc.
21	Expiration January 2011, Exercise Price $12.50			1,470
	TOTAL PURCHASED OPTIONS			2,361,676
	( Cost - $3,565,340)
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Shares	Security			Market Value

	SHORT-TERM INVESTMENTS - 22.95%
	MONEY MARKET FUND - 22.95%
8,030,308	HighMark 100% US Treasury Money Market Fund, 0.01%+			$ 8,030,308
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $8,030,308)

	TOTAL INVESTMENTS - 108.46%
	( Cost - $35,129,956) (a)			37,946,843
	CALL OPTIONS WRITTEN - (7.88%)			(2,757,461)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.58%)			(202,064)
	NET ASSETS - 100.00%			$ 34,987,318

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on July 31, 2010.
ADR - American Depositary Receipt
Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (7.88%)
	Aetna, Inc.
15	Expiration January 2011, Exercise Price $30.00			$ 2,595
	Agnico-Eagle Mines Ltd.
101	Expiration January 2011, Exercise Price $60.00			36,360
	Agnico-Eagle Mines Ltd.
29	Expiration January 2011, Exercise Price $65.00			6,554
	Agrium, Inc.
8	Expiration January 2011, Exercise Price $45.00			15,200
	Agrium, Inc.
6	Expiration January 2011, Exercise Price $50.00			8,940
	Agrium, Inc.
48	Expiration January 2011, Exercise Price $75.00			10,080
	AK Steel Holding Corp.
77	Expiration January 2011, Exercise Price $25.00			539
	Akamai Technologies, Inc.
38	Expiration January 2011, Exercise Price $20.00			70,946
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $49.00			8,635
	Alcoa, Inc.
51	Expiration January 2011, Exercise Price $15.00			1,122
	Alcoa, Inc.
87	Expiration January 2011, Exercise Price $17.50			609
	Amazon.com, Inc.
15	Expiration January 2011, Exercise Price $150.00			3,375
	American Superconductor Corp.
31	Expiration January 2011, Exercise Price $40.00			4,340
	AmerisourceBergen Corp.
30	Expiration January 2011, Exercise Price $22.50			23,100
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $45.00			42,300
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	Apple, Inc.
2	Expiration January 2011, Exercise Price $160.00			$ 19,930
	Apple, Inc.
26	Expiration January 2011, Exercise Price $220.00			129,480
	AstraZeneca PLC
121	Expiration January 2011, Exercise Price $50.00			38,720
	Baidu.com - ADR
33	Expiration January 2011, Exercise Price $74.00			48,675
	Baidu.com - ADR
35	Expiration January 2011, Exercise Price $76.00			46,900
	Baidu.com - ADR
60	Expiration January 2011, Exercise Price $78.00			74,400
	Baker Hughes, Inc.
8	Expiration January 2011, Exercise Price $40.00			8,320
	Bank of America Corp.
26	Expiration January 2011, Exercise Price $15.00			2,730
	Bank of America Corp.
156	Expiration January 2011, Exercise Price $20.00			2,184
	Barrick Gold Corp.
71	Expiration January 2011, Exercise Price $45.00			1,455
	Beckman Coulter
63	Expiration February 2011, Exercise Price $50.00			13,860
	Bristol-Myers Squibb Co.
20	Expiration January 2011, Exercise Price $22.50			6,400
	Bristol-Myers Squibb Co.
67	Expiration January 2011, Exercise Price $25.00			9,916
	Broadcom Corp.
15	Expiration January 2011, Exercise Price $30.00			11,250
	Cameco Corp.
255	Expiration January 2011, Exercise Price $30.00			17,850
	Caterpillar, Inc.
62	Expiration January 2011, Exercise Price $65.00			57,040
	Chesapeake Energy Corp.
15	Expiration January 2011, Exercise Price $22.50			2,235
	Chesapeake Energy Corp.
17	Expiration January 2011, Exercise Price $25.00			1,292
	Chicago Bridge & Iron
45	Expiration January 2011, Exercise Price $17.50			26,550
	Chicago Bridge & Iron
117	Expiration January 2011, Exercise Price $22.50			30,420
	CIGNA Corp.
19	Expiration January 2011, Exercise Price $30.00			6,270
	Cisco Systems, Inc.
16	Expiration January 2011, Exercise Price $25.00			1,808
	Cliffs Natural Resources, Inc.
41	Expiration January 2011, Exercise Price $30.00			111,110
	Cliffs Natural Resources, Inc.
10	Expiration January 2011, Exercise Price $35.00			22,750
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	Coeur d'Alene Mines Corp.
50	Expiration January 2011, Exercise Price $22.50			$ 1,750
	Coeur d'Alene Mines Corp.
118	Expiration January 2011, Exercise Price $25.00			1,770
	Corning, Inc.
35	Expiration January 2011, Exercise Price $20.00			3,325
	Cree, Inc.
62	Expiration January 2011, Exercise Price $75.00			41,540
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $41.00			49,140
	Cummins, Inc.
40	Expiration January 2011, Exercise Price $50.00			121,600
	Deere & Company
106	Expiration January 2011, Exercise Price $55.00			142,782
	Dell, Inc.
66	Expiration January 2011, Exercise Price $17.50			1,056
	Dendreon Corp.
13	Expiration January 2011, Exercise Price $30.00			10,270
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $39.00			24,200
	Dendreon Corp.
80	Expiration January 2011, Exercise Price $40.00			32,000
	Dendreon Corp.
39	Expiration January 2011, Exercise Price $44.00			10,296
	Ebay, Inc.
17	Expiration January 2011, Exercise Price $20.00			4,335
	Electronic Arts, Inc.
137	Expiration January 2011, Exercise Price $22.50			3,288
	EMC Corp.
30	Expiration January 2011, Exercise Price $17.50			9,300
	ENSCO International, Inc.
8	Expiration January 2011, Exercise Price $40.00			4,000
	EOG Resources, Inc.
42	Expiration January 2011, Exercise Price $100.00			37,800
	Exxon Mobil Corp.
71	Expiration January 2011, Exercise Price $75.00			1,065
	Flowserve Corp.
48	Expiration January 2011, Exercise Price $105.00			31,200
	Foster Wheeler AG
132	Expiration January 2011, Exercise Price $30.00			9,240
	Freeport-McMoRan Copper & Gold
8	Expiration January 2011, Exercise Price $65.00			9,360
	Freeport-McMoRan Copper & Gold
49	Expiration February 2011, Exercise Price $65.00			59,878
	Freeport-McMoRan Copper & Gold
7	Expiration January 2011, Exercise Price $75.00			4,620
	General Electric Co.
67	Expiration January 2011, Exercise Price $17.50			5,293
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	General Electric Co.
55	Expiration January 2011, Exercise Price $20.00			$ 1,375
	General Mills, Inc.
98	Expiration January 2011, Exercise Price $37.50			4,900
	General Mills, Inc.
82	Expiration January 2011, Exercise Price $40.00			1,640
	Goldcorp, Inc.
98	Expiration January 2011, Exercise Price $45.00			15,876
	Goldman Sachs Group, Inc.
17	Expiration January 2011, Exercise Price $155.00			19,465
	Goldman Sachs Group, Inc.
24	Expiration January 2011, Exercise Price $190.00			5,616
	Google, Inc. - Class A
10	Expiration January 2011, Exercise Price $600.00			5,000
	Halliburton Co.
15	Expiration January 2011, Exercise Price $22.50			12,450
	Halliburton Co.
43	Expiration January 2011, Exercise Price $30.00			13,975
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $44.00			11,960
	Hologic, Inc.
100	Expiration January 2011, Exercise Price $20.00			1,000
	Home Depot, Inc.
23	Expiration January 2011, Exercise Price $30.00			3,059
	Intel Corp.
16	Expiration January 2011, Exercise Price $20.00			3,264
	Intel Corp.
120	Expiration January 2011, Exercise Price $22.50			10,560
	International Game Technology
38	Expiration January 2011, Exercise Price $25.00			190
	International Paper Co.
20	Expiration January 2011, Exercise Price $17.50			14,400
	InterOil Corp.
51	Expiration January 2011, Exercise Price $80.00			23,460
	InterOil Corp.
60	Expiration January 2011, Exercise Price $70.00			41,700
	J.C. Penney, Inc.
59	Expiration January 2011, Exercise Price $35.00			1,416
	Joy Global, Inc.
34	Expiration January 2011, Exercise Price $45.00			57,120
	Joy Global, Inc.
25	Expiration January 2011, Exercise Price $55.00			24,500
	Knight Capital Group, Inc. - Cl. A
175	Expiration January 2011, Exercise Price $20.00			1,750
	Kraft Foods, Inc.
233	Expiration January 2011, Exercise Price $30.00			26,096
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	Las Vegas Sands Corp.
84	Expiration January 2011, Exercise Price $17.50			$ 88,284
	Las Vegas Sands Corp.
21	Expiration January 2011, Exercise Price $20.00			17,325
	Leap Wireless International, Inc.
59	Expiration January 2011, Exercise Price $20.00			413
	McDermott International, Inc.
24	Expiration January 2011, Exercise Price $22.50			7,920
	MEMC Electronic Materials, Inc.
62	Expiration January 2011, Exercise Price $20.00			248
	Microsoft Corp.
12	Expiration January 2011, Exercise Price $27.50			1,320
	Monsanto Co.
61	Expiration January 2011, Exercise Price $70.00			8,784
	Monsanto Co.
16	Expiration January 2011, Exercise Price $80.00			704
	Monsanto Co.
14	Expiration January 2011, Exercise Price $85.00			364
	Monsanto Co.
37	Expiration January 2011, Exercise Price $90.00			555
	Mosaic Co.
7	Expiration January 2011, Exercise Price $50.00			3,465
	Mosaic Co.
56	Expiration January 2011, Exercise Price $65.00			4,816
	Nabors Industries Ltd.
35	Expiration January 2011, Exercise Price $20.00			5,075
	NASDAQ Group, Inc.
133	Expiration January 2011, Exercise Price $22.50			7,315
	NetApp, Inc.
20	Expiration January 2011, Exercise Price $25.00			35,000
	Newmont Mining Corp.
7	Expiration January 2011, Exercise Price $47.50			7,000
	Newmont Mining Corp.
9	Expiration January 2011, Exercise Price $50.00			7,380
	Newmont Mining Corp.
40	Expiration January 2011, Exercise Price $55.00			21,200
	Newmont Mining Corp.
42	Expiration March 2011, Exercise Price $62.50			13,440
	Oshkosh Corp.
37	Expiration January 2011, Exercise Price $30.00			23,310
	Pfizer, Inc.
145	Expiration January 2011, Exercise Price $20.00			870
	Potash Corp. of Saskatchewan, Inc.
32	Expiration January 2011, Exercise Price $105.00			33,120
	Potash Corp. of Saskatchewan, Inc.
1	Expiration January 2011, Exercise Price $110.00			820
	Potash Corp. of Saskatchewan, Inc.
21	Expiration January 2011, Exercise Price $120.00			9,450
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	Rambus, Inc.
54	Expiration January 2011, Exercise Price $20.00			$ 15,822
	Rambus, Inc.
112	Expiration January 2011, Exercise Price $22.50			21,504
	Rambus, Inc.
90	Expiration January 2011, Exercise Price $25.00			10,800
	Research In Motion Ltd.
33	Expiration January 2011, Exercise Price $65.00			12,507
	Research In Motion Ltd.
44	Expiration January 2011, Exercise Price $60.00			30,536
	Research In Motion Ltd.
77	Expiration January 2011, Exercise Price $75.00			12,243
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $70.00			3,630
	Research In Motion Ltd.
4	Expiration January 2011, Exercise Price $80.00			400
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $100.00			255
	Royal Bank of Canada
60	Expiration January 2011, Exercise Price $60.00			5,100
	Safeway, Inc.
67	Expiration January 2011, Exercise Price $22.50			4,690
	SanDisk Corp.
20	Expiration January 2011, Exercise Price $17.50			52,700
	SanDisk Corp.
63	Expiration January 2011, Exercise Price $25.00			120,960
	SanDisk Corp.
98	Expiration January 2011, Exercise Price $30.00			142,100
	Silver Standard Resources, Inc.
100	Expiration January 2011, Exercise Price $25.00			1,500
	Sony Corp.
23	Expiration January 2011, Exercise Price $30.00			8,050
	Southwest Energy Co.
24	Expiration January 2011, Exercise Price $45.00			3,000
	STEC, Inc.
40	Expiration January 2011, Exercise Price $30.00			680
	Steel Dynamics, Inc.
77	Expiration January 2011, Exercise Price $20.00			1,155
	Suncor Energy, Inc.
104	Expiration January 2011, Exercise Price $35.00			22,984
	Suncor Energy, Inc.
18	Expiration January 2011, Exercise Price $40.00			1,368
	SunTrust Banks, Inc.
33	Expiration January 2011, Exercise Price $22.50			17,325
	Terex Corp.
56	Expiration January 2011, Exercise Price $20.00			13,440
	Tessera Technologies, Inc.
100	Expiration January 2011, Exercise Price $25.00			1,500
The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010
Contracts	Security			Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (7.88%)
	Tessera Technologies, Inc.
15	Expiration January 2011, Exercise Price $30.00			$ 75
	UnitedHealth Group, Inc.
15	Expiration January 2011, Exercise Price $30.00			4,275
	UnitedHealth Group, Inc.
108	Expiration January 2011, Exercise Price $30.00			9,288
	United States Steel Corp.
58	Expiration January 2011, Exercise Price $45.00			31,320
	United States Steel Corp.
109	Expiration January 2011, Exercise Price $55.00			23,435
	Urban Outfitters, Inc.
15	Expiration January 2011, Exercise Price $25.00			12,300
	Valero Energy Corp.
55	Expiration January 2011, Exercise Price $20.00			3,740
	Valero Energy Corp.
26	Expiration January 2011, Exercise Price $22.50			702
	Wal-Mart Stores, Inc.
23	Expiration January 2011, Exercise Price $60.00			368
	Williams Co., Inc.
69	Expiration January 2011, Exercise Price $20.00			9,660
	Yahoo!, Inc.
21	Expiration January 2011, Exercise Price $17.50			651
	TOTAL CALL OPTIONS WRITTEN			2,757,461
	(Cost - $ 3,259,065 )

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $35,129,956 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 4,162,121
		Unrealized Depreciation:		(4,102,695)
		Net Unrealized Appreciation:		$ 59,426

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2010

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 27,554,859	$ -	$ -	$ 27,554,859
Short -Term Investments	8,030,308	-	-	$ 8,030,308
Purchased Options	2,361,676	-	-	$ 2,361,676
Total	$ 37,946,843	$ -	$ -	$ 37,946,843

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 2,757,461	$ -	$ -	$ 2,757,461
Total	$ 2,757,461	$ -	$ -	$ 2,757,461

                              The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/20/10